EARNINGS PER COMMON SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Numerator
Net income	$ 7	$ 5,923	$ 2,087	$ 10,328	$ 3,335	$ 12,842
Denominator
Basic weighted average common shares (in shares)	25,110,936	37,147,942	25,154,284	37,092,683	25,140,781	30,109,417
Dilutive stock options and restricted stock units (in shares)	76,052	43,745	71,895	26,322	69,794	61,808
Dilutive weighted average common shares (in shares)	25,186,988	37,191,687	25,226,179	37,119,005	25,210,575	30,171,225
Basic earnings per common share (USD per shares)	$ 0.00	$ 0.16	$ 0.08	$ 0.28	$ 0.13	$ 0.43
Dilutive earnings per common share (USD per shares)	$ 0.00	$ 0.16	$ 0.08	$ 0.28	$ 0.13	$ 0.43